Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
Note  5.   Allowance for Loan Losses

The allowance for loan losses is a reserve established through a provision for loan losses charged to expense, which represents management's best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The Company's allowance for loan loss methodology includes allowance allocations calculated in accordance with ASC Topic 310, "Receivables" and allowance allocations calculated in accordance with ASC Topic 450, "Contingencies." Accordingly, the methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company's process for determining the appropriate level of the allowance for loan losses is designed to account for credit deterioration as it occurs. The provision for loan losses reflects loan quality trends, including the levels of and trends related to nonaccrual loans, past due loans, potential problem loans, criticized loans and net charge-offs or recoveries, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

The level of the allowance reflects management's continuing evaluation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions and unidentified losses inherent in the current loan portfolio. Portions of the allowance may be allocated for specific credits; however, the entire allowance is available for any credit that, in management's judgment, should be charged off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Company's control, including, among other things, the performance of the Company's loan portfolio, the economy, changes in interest rates and the view of the regulatory authorities toward loan classifications.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor's ability to repay; (ii) the underlying collateral, if any; and (iii) the economic environment and industry in which the borrower operates. This analysis is performed at the relationship manager level for all commercial loans. When a loan has a grade of 6 or higher, the loan is analyzed to determine whether the loan is impaired and, if impaired, the need to specifically allocate a portion of the allowance for loan losses to the loan. Specific valuation allowances are determined by analyzing the borrower's ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower's industry, among other things.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans. The Company calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool. The historical loss ratios are periodically updated based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool. The Company's pools of similar loans include similarly risk-graded groups of commercial loans, commercial real estate loans, consumer real estate loans and consumer and other loans.

General valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Company. In general, such valuation allowances are determined by evaluating, among other things: (i) the experience, ability and effectiveness of the bank's lending management and staff; (ii) the effectiveness of the Bank's loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; and (ix) the impact of rising interest rates on portfolio risk. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, high-moderate, moderate, low-moderate or low degree of risk. The results are then input into a "general allocation matrix" to determine an appropriate general valuation allowance.

An analysis of the allowance for loan losses as of and for the years ended December 31, 2012 and 2011 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2012
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$451	$(66)	$—	$85	$470
Real Estate Construction:
Residential	2,613	(1,326)	490	(932)	845
Commercial	1,971	(310)	—	(546)	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	2,714	(1,058)	—	2,439	4,095
Commercial – Non-owner Occupied	6,742	(3,848)	—	4,485	7,379
Residential – 1 to 4 Family	4,190	(1,531)	—	1,725	4,384
Residential – Multifamily	278	—	—	34	312
Consumer	148	(38)	—	226	336
Unallocated	216	—	—	(216)	—
Total	$19,323	$(8,177)	$490	$7,300	$18,936

Allowance for Loan Losses:	For the year ended December 31, 2011
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$448	$(22)	$—	$25	$451
Real Estate Construction:
Residential	2,980	(2,390)	24	1,999	2,613
Commercial	1,576	(494)	—	889	1,971
Real Estate Mortgage:
Commercial – Owner Occupied	2,508	—	—	206	2,714
Commercial – Non-owner Occupied	3,792	(426)	—	3,376	6,742
Residential – 1 to 4 Family	2,848	(2,643)	34	3,951	4,190
Residential – Multifamily	372	—	—	(94)	278
Consumer	130	—	1	17	148
Unallocated	135	—	—	81	216
Total	$14,789	$(5,975)	$59	$10,450	$19,323

Allowance for Loan Losses, at December 31, 2012	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$10	$460	$470
Real Estate Construction:
Residential	24	821	845
Commercial	96	1,019	1,115
Real Estate Mortgage:
Commercial – Owner Occupied	216	3,879	4,095
Commercial – Non-owner Occupied	1,053	6,326	7,379
Residential – 1 to 4 Family	301	4,083	4,384
Residential – Multifamily	6	306	312
Consumer	—	336	336
Unallocated	—	—	—
Total	$1,706	$17,230	$18,936

Allowance for Loan Losses, at December 31, 2011	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$—	$451	$451
Real Estate Construction:
Residential	1,297	1,316	2,613
Commercial	380	1,591	1,971
Real Estate Mortgage:
Commercial – Owner Occupied	23	2,691	2,714
Commercial – Non-owner Occupied	2,526	4,216	6,742
Residential – 1 to 4 Family	600	3,590	4,190
Residential – Multifamily	33	245	278
Consumer	—	148	148
Unallocated	—	216	216
Total	$4,859	$14,464	$19,323

Loans, at December 31, 2012:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$748	$21,177	$21,925
Real Estate Construction:
Residential	987	6,344	7,331
Commercial	14,879	26,996	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	151,022	157,616
Commercial – Non-owner Occupied	48,415	173,316	221,731
Residential – 1 to 4 Family	12,550	127,614	140,164
Residential – Multifamily	3,215	17,966	21,181
Consumer	188	17,701	17,889
Total	$87,576	$542,136	$629,712

Loans, at December 31, 2011:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$603	$23,533	$24,136
Real Estate Construction:
Residential	8,610	12,677	21,287
Commercial	16,227	34,134	50,361
Real Estate Mortgage:
Commercial – Owner Occupied	7,536	139,913	147,449
Commercial – Non-owner Occupied	48,244	155,972	204,216
Residential – 1 to 4 Family	11,865	126,903	138,768
Residential – Multifamily	3,865	16,261	20,126
Consumer	229	18,545	18,774
Total	$97,179	$527,938	$625,117